Related Party Balances and Transactions - Schedule of Accounts Payables Related Parties (Details)	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule of Accounts Payables Related Parties [Line Items]
Total accounts payables - related parties	$ 19,972,442	$ 2,547,505	$ 14,984,393
Zhongshan Raytech
Schedule of Accounts Payables Related Parties [Line Items]
Total accounts payables - related parties	19,972,442	2,547,505	12,759,342
Raytech Holdings Company Limited
Schedule of Accounts Payables Related Parties [Line Items]
Total accounts payables - related parties			$ 2,225,051